Segments - Schedule of Total Assets (Details) - Operating Segment [Member]	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Total Assets	¥ 3,398,611,562	$ 474,759,250	¥ 2,152,359,764
AR advertising services [Member]
Segment Reporting Information [Line Items]
Total Assets	¥ 3,398,611,562	$ 474,759,250	¥ 2,152,359,764